Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

15	Subsequent events

The Company has evaluated subsequent events through October 8, 2026, the date on which these condensed consolidated financial statements are issued. Except as described below, there are no material subsequent events that require disclosure in these condensed consolidated financial statements.

(a)	On July 2, 2026, pursuant to the authorization of its Board of Directors on October 10, 2025 (see Note 13), the Company issued 10,500,000 Class B Ordinary Shares of the Company, to its Founder, Chairman, and Chief Executive Officer, Mr. Terence Zou, following the satisfaction of the approved performance-based milestones. These performance-based milestones were achieved upon (i) the successful completion of the Company’s US$2 million registered direct offering on December 3, 2025, (ii) the successful completion of the Company’s US$12 million private offering on December 9, 2025, and (iii) the successful completion of the Company’s US$14.9 million private offering on April 13, 2026.

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

15	Subsequent events (continued)

(b)	Legal Proceedings

Cayman Islands Shareholder Petition

A shareholder of the Company has presented a petition before the Grand Court of the Cayman Islands (the “Cayman Court”) concerning certain matters relating to the Company’s issuance of shares. The principal relief sought by the petitioner is an order requiring the Company to purchase of the petitioner’s remaining shares at fair value, with the winding up of the Company sought in the alternative in accordance with section 92(e) of the Cayman Islands Companies Act which allows the Grand Court to order a company’s winding up if it is “just and equitable”.

The proceedings are at an early stage, and the Cayman Court has not made any findings with respect to the substantive allegations. No official liquidator or provisional liquidator has been appointed, and the Company’s directors continue to manage and control the Company. The Company’s operations and ability to conduct its business in the ordinary course have not been affected by the proceedings to date.

The Company is participating in the proceedings as a nominal respondent and is not taking an active role in defending the underlying shareholder dispute. The Company intends to comply with its obligations in the proceedings and will participate further as necessary to protect its interests. The outcome of the proceedings cannot be predicted, and there can be no assurance that the proceedings will not result in an adverse outcome or have a material effect on the Company, its business, financial condition or results of operations. At this time, the Company is unable to reasonably estimate the possible loss or range of loss, if any, that may result from the proceedings.

Shareholders Class Action

Separately, a putative shareholders class action has been filed against the Company in the United States District Court for the Southern District of New York (the “SDNY Action”) on behalf of persons or entities who purchased the Company’s securities between March 6, 2024 and September 11, 2024. The deadline for potential lead plaintiffs to seek appointment as lead plaintiff is November 11, 2026.

The Company intends to engage litigation counsel and to vigorously defend the SDNY Action. At this time, the Company is unable to predict the outcome of the SDNY Action or reasonably estimate any potential loss or range of loss that may result from the action.

The Company will continue to monitor both proceedings and will make such additional disclosures as may be required under applicable securities laws and regulations if material developments occur.

(c)	On September 29, 2026, the Company’s shareholders approved, among other matters, an increase in the Company’s authorized share capital from US$50,000 divided into 175,000,000 Class A Ordinary Shares and 75,000,000 Class B Ordinary Shares to US$1,000,000 divided into 3,500,000,000 Class A Ordinary Shares and 1,500,000,000 Class B Ordinary Shares, all of par value US$0.0002 each, and a reverse share split of the Class A and Class B Ordinary Shares at a ratio of 1-for-150, to be effected on December 4, 2026. As the reverse share split takes effect after these financial statements are issued, the share and per-share amounts in these financial statements have not been adjusted for it.